Fair Value of Financial Instruments (Fair Value, by Balance Sheet Grouping) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Mortgages Notes Payable [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	$ 35,760	$ 30,260
Mortgages Notes Payable [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	35,794	30,626
Senior Secured Revolving Credit Facility [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	91,090	42,407
Senior Secured Revolving Credit Facility [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	$ 91,090	$ 42,407